Employee Headcount	12 Months Ended
Dec. 31, 2021
Employee Headcount
Employee Headcount

Section B — Employees

This section provides financial insights into our employee benefit arrangements. It should be read in conjunction with the compensation disclosures for key management personnel in Note (G.5).

(B.1) Employee Headcount

The following table provides an overview of employee headcount, broken down by function and by the regions EMEA (Europe, Middle East, and Africa), Americas (North America and Latin America), and APJ (Asia Pacific Japan).

Employee Headcount by Region and Function

Full-time equivalents	12/31/2021				12/31/2020				12/31/2019
	EMEA	Americas	APJ	Total	EMEA	Americas	APJ	Total	EMEA	Americas	APJ	Total
Cloud and software	5,947	4,586	5,113	15,646	6,278	4,589	5,525	16,392	6,501	4,426	5,361	16,288
Services	8,229	5,491	5,924	19,644	8,175	5,934	5,733	19,842	8,250	6,018	5,971	20,239
Research and development	15,347	6,326	10,571	32,244	13,705	6,094	9,781	29,580	12,710	5,793	9,131	27,634
Sales and marketing	11,136	11,598	5,481	28,215	10,348	10,485	5,000	25,834	10,205	10,368	5,209	25,781
General and administration	3,374	2,306	1,199	6,879	3,285	2,161	1,243	6,689	3,161	2,123	1,246	6,530
Infrastructure	2,609	1,353	824	4,786	2,291	1,107	696	4,094	2,220	984	654	3,859
SAP Group (December 31)	46,641	31,660	29,113	107,415	44,082	30,369	27,979	102,430	43,048	29,712	27,571	100,330
Thereof acquisitions	462	407	45	914	609	97	75	781	338	1,638	137	2,113
SAP Group (months' end average)	45,359	30,651	28,354	104,364	43,340	30,306	27,830	101,476	42,697	29,368	27,092	99,157